Share-based payments - Disclosure of information concerning PSUs (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2024 CAD ($) shares
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, end of period (in shares)	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	2,528,200	2,252,450
Granted (in shares)	674,259	799,418
Exercised (in shares)	(765,318)	(280,265)
Forfeited (in shares)	(418,173)	(243,403)
Dividends (in shares)	8,588
Outstanding, end of period (in shares)	2,027,556	2,528,200
Grant date fair value (in CAD per share) | $	$ 159.44	$ 137.90